Operating Segments - Summary of Revenue by Geographic Area and Operating Segment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
REVENUE	$ 5,268.5	$ 4,540.4	$ 4,197.2
North America [member]
Disclosure of geographical areas [line items]
REVENUE	3,282.3	2,857.7	2,168.2
Europe [member]
Disclosure of geographical areas [line items]
REVENUE	1,130.7	884.4	1,116.7
Asia Pacific [member]
Disclosure of geographical areas [line items]
REVENUE	204.5	100.9	209.6
Latin America, except Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	98.2	53.0	37.8
Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	453.7	505.2	478.6
Others [member]
Disclosure of geographical areas [line items]
REVENUE	99.1	139.2	186.3
Operating Segments [member]
Disclosure of geographical areas [line items]
REVENUE	5,268.5	4,540.4	4,197.2
Operating Segments [member] | North America [member]
Disclosure of geographical areas [line items]
REVENUE	3,282.3	2,857.7	2,168.2
Operating Segments [member] | Europe [member]
Disclosure of geographical areas [line items]
REVENUE	1,130.7	884.4	1,116.7
Operating Segments [member] | Asia Pacific [member]
Disclosure of geographical areas [line items]
REVENUE	204.5	100.9	209.6
Operating Segments [member] | Latin America, except Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	98.2	53.0	37.8
Operating Segments [member] | Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	453.7	505.2	478.6
Operating Segments [member] | Others [member]
Disclosure of geographical areas [line items]
REVENUE	99.1	139.2	186.3
Commercial Aviation [member] | Operating Segments [member]
Disclosure of geographical areas [line items]
REVENUE	1,846.8	1,543.9	1,316.4
Commercial Aviation [member] | Operating Segments [member] | North America [member]
Disclosure of geographical areas [line items]
REVENUE	1,489.4	1,234.7	687.6
Commercial Aviation [member] | Operating Segments [member] | Europe [member]
Disclosure of geographical areas [line items]
REVENUE	293.8	234.9	494.5
Commercial Aviation [member] | Operating Segments [member] | Asia Pacific [member]
Disclosure of geographical areas [line items]
REVENUE			3.3
Commercial Aviation [member] | Operating Segments [member] | Latin America, except Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	32.2
Commercial Aviation [member] | Operating Segments [member] | Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	4.2	2.4	1.8
Commercial Aviation [member] | Operating Segments [member] | Others [member]
Disclosure of geographical areas [line items]
REVENUE	27.2	71.9	129.2
Defense & Security [Member] | Operating Segments [member]
Disclosure of geographical areas [line items]
REVENUE	515.4	412.6	594.4
Defense & Security [Member] | Operating Segments [member] | North America [member]
Disclosure of geographical areas [line items]
REVENUE	1.0	2.9	58.1
Defense & Security [Member] | Operating Segments [member] | Europe [member]
Disclosure of geographical areas [line items]
REVENUE	304.9	194.0	158.7
Defense & Security [Member] | Operating Segments [member] | Asia Pacific [member]
Disclosure of geographical areas [line items]
REVENUE	67.1	3.6	80.8
Defense & Security [Member] | Operating Segments [member] | Latin America, except Brazil [member]
Disclosure of geographical areas [line items]
REVENUE		1.4	3.0
Defense & Security [Member] | Operating Segments [member] | Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	141.9	210.2	285.8
Defense & Security [Member] | Operating Segments [member] | Others [member]
Disclosure of geographical areas [line items]
REVENUE	0.5	0.5	8.0
Executive Aviation [Member] | Operating Segments [member]
Disclosure of geographical areas [line items]
REVENUE	1,408.2	1,244.4	1,130.1
Executive Aviation [Member] | Operating Segments [member] | North America [member]
Disclosure of geographical areas [line items]
REVENUE	1,054.1	914.1	807.2
Executive Aviation [Member] | Operating Segments [member] | Europe [member]
Disclosure of geographical areas [line items]
REVENUE	226.9	212.6	229.1
Executive Aviation [Member] | Operating Segments [member] | Asia Pacific [member]
Disclosure of geographical areas [line items]
REVENUE	20.1		27.6
Executive Aviation [Member] | Operating Segments [member] | Latin America, except Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	21.4	20.0	4.1
Executive Aviation [Member] | Operating Segments [member] | Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	85.7	87.8	62.1
Executive Aviation [Member] | Operating Segments [member] | Others [member]
Disclosure of geographical areas [line items]
REVENUE		9.9
Service & support [Member] | Operating Segments [member]
Disclosure of geographical areas [line items]
REVENUE	1,417.6	1,266.7	1,132.2
Service & support [Member] | Operating Segments [member] | North America [member]
Disclosure of geographical areas [line items]
REVENUE	737.8	706.0	614.0
Service & support [Member] | Operating Segments [member] | Europe [member]
Disclosure of geographical areas [line items]
REVENUE	305.1	242.8	234.4
Service & support [Member] | Operating Segments [member] | Asia Pacific [member]
Disclosure of geographical areas [line items]
REVENUE	117.3	97.3	97.9
Service & support [Member] | Operating Segments [member] | Latin America, except Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	44.6	31.6	30.7
Service & support [Member] | Operating Segments [member] | Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	141.4	132.1	106.1
Service & support [Member] | Operating Segments [member] | Others [member]
Disclosure of geographical areas [line items]
REVENUE	71.4	56.9	49.1
All Other Segments [member] | Operating Segments [member]
Disclosure of geographical areas [line items]
REVENUE	80.5	72.8	24.1
All Other Segments [member] | Operating Segments [member] | North America [member]
Disclosure of geographical areas [line items]
REVENUE			1.3
All Other Segments [member] | Operating Segments [member] | Europe [member]
Disclosure of geographical areas [line items]
REVENUE		0.1	0.0
All Other Segments [member] | Operating Segments [member] | Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	$ 80.5	$ 72.7	$ 22.8